Document and Entity Information	3 Months Ended
Jul. 31, 2012
Document And Entity Information
Entity Registrant Name	Wishbone Pet Products Inc.
Entity Central Index Key	0001557668
Document Type	S-1
Document Period End Date	Jul. 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--04-30
Entity Filer Category	Smaller Reporting Company